Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease right-of-use assets	$ 0.3	$ 0.7
Accumulated amortization	$ 0.1	$ 0.2